Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash	Cash Reconciliation to the Statements of Cash Flows
	June 30,	December 31,
	2021	2020

Cash and cash equivalents	$3,309,783	$2,560,870
Restricted cash	2,260,000	2,260,000
	$5,569,783	$4,820,870
Cash Reconciliation to the Statements of Cash Flows
	December 31,	December 31,
	2020	2019

Cash and cash equivalents	$2,560,870	$1,110,066
Restricted cash	2,260,000	2,260,000
	$4,820,870	$3,370,066

Schedule of Disaggregation of Revenue

The following table disaggregate revenue by primary geographical market and source:

	3 Months	3 Months	6 Months	6 Months
	Ended	Ended	Ended	Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Primary Geographic Area
Florida	$13,389,877	$7,693,465	$27,254,643	$20,976,718
Georgia	245,467	186,623	486,787	412,045
Kentucky	528,246	407,876	1,026,309	957,656
Louisiana	-	-	-	-
North Carolina	875	875	1,750	1,750
Texas	6,460	2,000	11,984	4,000
West Virginia	1,895,097	982,581	3,732,885	2,747,213
Total Revenue	$16,066,022	$9,273,420	$32,514,358	$25,099,382

Sources of Revenue
Restaurant Sales	$15,774,168	$9,112,500	$32,040,829	$24,756,785
Royalties	233,247	126,250	378,674	271,678
Franchise Fees	16,687	7,811	24,500	15,625
Advertising Fund Fees	41,920	26,859	70,355	55,294
Other Revenues	-	-	-	-
Total Revenue	$16,066,022	$9,273,420	$32,514,358	$25,099,382

The following table disaggregate revenue by primary geographical market and source:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Primary Geographic Area
Florida	$43,784,015	$17,897,046
Georgia	859,873	1,053,739
Kentucky	1,875,751	2,533,631
Louisiana	-	625,227
North Carolina	3,500	1,500
Texas	13,414	1,250
West Virginia	6,753,848	6,978,631
Total Revenue	$53,290,401	$29,091,024

Sources of Revenue
Restaurant Sales	$52,514,801	$28,209,181
Royalties	623,510	710,645
Franchise Fees	31,250	17,968
Advertising Fund Fees	120,840	127,584
Other Revenues	-	25,646
Total Revenue	$53,290,401	$29,091,024

Schedule of Deferred Franchise Fees Under Contract Balances

The following table presents changes in deferred franchise fees as of and for the six-month period ended June 30, 2021:

Deferred franchise fees at December 31, 2020	$209,766
Revenue recognized during the period	(24,500)
Refund paid	(20,000)
Deferred franchise fees at June 30, 2021	$165,266

The following table presents changes in deferred franchise fees as of and for the years ended December 31, 2020 and 2019:

Total Liabilities
Deferred franchise fees at January 1, 2019	$65,234
Revenue recognized during the period	(17,968)
New deferrals due to cash received	121,250
Deferred franchise fees at December 31, 2019	$168,516
Revenue recognized during the period	(31,250)
New deferrals due to cash received	72,500
Deferred franchise fees at December 31, 2020	$209,766

Schedule of Estimated Franchise Fees to be Recognized in the Future Related to Performance Obligations

The following table presents the estimated franchise fees to be recognized in the future related to performance obligations that were unsatisfied as of June 30, 2021:

Franchise
Year	Fees Recognized
2021 (remaining six months)	$12,801
2022	24,750
2023	22,387
2024	21,750
2025	15,954
Thereafter	67,624
Total	$165,266

The following table presents the estimated franchise fees to be recognized in the future related to performance obligations that were unsatisfied at December 31, 2020:

Franchise
Year	Fees Recognized
2021	$30,175
2022	28,250
2023	25,887
2024	25,250
2025	15,000
Thereafter	85,204
Total	$209,766

Schedule of Net Deferred Tax Assets

Net deferred tax assets were comprised of the following at December 31, 2020 and 2019, respectively:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$5,733,118	$1,199,902
Accruals	-	93,247
Deferred tax liabilities:
Gain on bargain purchase	-	(156,624)
Valuation allowance	(5,733,118)	(1,136,525)
Net deferred tax assets	$—	$—